SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS	19. SUBSEQUENT EVENTS The Company issued 400,000 common shares upon exercise of stock options for gross proceeds of $42,500.